Trade Accounts Receivable (Tables)	6 Months Ended
Jul. 31, 2024
Trade Accounts Receivable
Schedule of trade accounts receivable

	July 31,	January 31,
	2024	2024
Trade accounts receivable	58,459	52,268
Less: Provision for credit losses	(955)	(699)
	57,504	51,569

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2024	699
Current period provision for expected losses	1,010
Write-offs charged against the provision	(750)
Effect of movements in foreign exchange	(4)
Balance at July 31, 2024	955